INCOME TAX - Valuation Allowance (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)
Movements in the valuation allowance
Balance at the beginning of the period	₽ (12,482)	$ (177.5)	₽ (7,763)	₽ (3,828)
Charged to expenses	(2,104)	(29.9)	(5,145)	(3,428)
Foreign currency translation adjustment	768	10.9	(19)	(272)
Acquisition-related change	(1,568)	(22.3)		(1,094)
Other	1,938	27.6	445	859
Balance at the end of the period	(14,778)	(210.1)	(12,482)	₽ (7,763)
ASU 2020-06 | Cumulative Effect, Period of Adoption, Adjustment
Movements in the valuation allowance
Balance at the beginning of the period	₽ (1,330)	$ (18.9)
Balance at the end of the period			₽ (1,330)